INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
INCOME TAXES

INCOME TAXES

At March 31, 2012, the Company has federal net operating loss carryovers of approximately $1,172,000 available to offset future taxable income and expiring as follows: $2,320 in 2026, $12,616 in 2027, $127,675 in 2028, $37,465 in 2029, and $428,000 in 2030 and $564,000 in 2031. The Company also has a federal contribution carryover of $150 that expires in 2029. At March 31, 2012, the Company had experienced losses since inception and had not yet generated any taxable income; therefore, the Company established a valuation allowance to offset the net deferred tax assets. The income tax provision consists of the following components for the three months ended March 31, 2012 and 2011:

	2012	2011
Current income tax expense (benefit)	$—	$—
Deferred income tax expense (benefit)	—	—
Net income tax expense (benefit) charged to operations	$—	$—

The income tax provision differs from the amounts that would be obtained by applying the federal statutory income tax rate to loss before income tax provision as follows for the six months ended March 31, 2011 and 2010:

	2012	2011
Loss before income tax provision	$(221,347)	$(445,553)
Expected federal income tax rate	15.0%	15.0%
Expected income tax expense (benefit) at statutory rate	$(33,202)	$(66,833)
Tax effect of:
Meals and entertainment	2,518	1,026
Change in valuation allowance	30,684	65,807
Net income tax expense (benefit)	$—	$—

The Company’s deferred tax assets, deferred tax liabilities, and valuation allowance are as follows:

March 31, 2012
Deferred tax assets:
Organization costs	$60
Contribution carryover	23
Net operating loss carryovers	33,220
Total deferred tax assets	$33,303

Deferred tax liabilities:
Book basis of patent application	$(5,246)
Tax depreciation in excess of book	(498)
Total deferred tax liabilities	$(5,744)

Total deferred tax assets	$33,303
Total deferred tax liabilities	(5,744)
Valuation allowance	(27,559)
Net deferred tax asset (liability)	$—

These amounts have been presented in the financial statements as follows:

March 31, 2012
Current deferred tax asset (liability)	$—
Non-current deferred tax asset (liability)	—
$—

INCOME TAXES

At September 30, 2011, the Company has federal net operating loss carryovers of approximately $1,172,000 available to offset future taxable income and expiring as follows:

$2,320 in 2026, $12,616 in 2027, $127,675 in 2028, $37,465 in 2029, and $428,000 in 2030 and $564,00 in 2031. The Company also has a federal contribution carryover of $150 that expires in 2029. At September 30, 2011, the Company had experienced losses since inception and had not yet generated any taxable income; therefore, the Company established a valuation allowance to offset the net deferred tax assets.

The income tax provision consists of the following components for the years ended September 30, 2011 and 2010:

	2011	2010

Current income tax expense (benefit)	$—	$—
Deferred income tax expense (benefit)	—	—

Net income tax expense (benefit) charged to operations	$—	$—

The income tax provision differs from the amounts that would be obtained by applying the federal statutory income tax rate to loss before income tax provision as follows for the years ended September 30, 2011 and 2010:

	2011	2010

Loss before income tax provision	$(564,294)	(1,008,604)
Expected federal income tax rate	15.0%	15.0%

Expected income tax expense (benefit at statutory rate	$(84,644)	$(115,291)
Tax effect of	-
Meals and entertainment		632
Change in valuation allowance	84,644	150,659

Net income tax expense (benefit)	$—	$—

The Company's deferred tax assets, deferred tax liabilities, and valuation allowance are as follows:

	September 30, 2011	September 30, 2010

Deferred tax assets:
Organization costs	$—	$—
Contribution carryover	—	—
Net operating loss carryovers	175,800	91,200

Total deferred tax assets	$175,800	$91,200

Deferred tax liabilities:
Book basis of patent application	$—	$—
Tax depreciation in excess of book	—	—

Total deferred tax liabilities	$—	$—

Total deferred tax assets	$175,800	$91,200
Total deferred tax liabilities	—	—
Valuation allowance	(175,800)	(91,200)

Net deferred tax asset (liability)	$—	$—

These amounts have been presented in the financial statements as follows:

	September 30, 2011	September 30, 2010

Current deferred tax asset (liability)	$—	$—
Non-current deferred tax asset (liability)	—	—
	$—	$—